Prepayment and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayment and Other Current Assets	As of June 30, 2023 and December 31, 2022, prepayment and other current assets consisted of the following:
	June 30, 2023	December 31, 2022
Advances to vendors	$27,168	$15,272
Prepayment for outsourced production cost	-	36
Staff advance	116	14
Others	94	7
	$27,378	$15,329